Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	$ (80)	$ 287
Attributed to participating policyholders' account	(77)	222
Attributed to shareholders' account	(3)	65
Change in net income attributed to shareholders	36	(41)
Long-term care triennial review [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	19	51
Attributed to shareholders' account	19	51
Change in net income attributed to shareholders	(15)	(40)
Mortality and morbidity updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	157	350
Attributed to participating policyholders' account	(5)
Attributed to shareholders' account	162	350
Change in net income attributed to shareholders	(126)	(257)
Lapses and policyholder behaviour updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	317	686
Attributed to participating policyholders' account	74	18
Attributed to shareholders' account	243	668
Change in net income attributed to shareholders	(192)	(534)
Expense Updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total		(653)
Attributed to participating policyholders' account		(25)
Attributed to shareholders' account		(628)
Change in net income attributed to shareholders		503
Investment related updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(210)	(257)
Attributed to participating policyholders' account	(1)	(2)
Attributed to shareholders' account	(209)	(255)
Change in net income attributed to shareholders	157	168
Other updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(363)	110
Attributed to participating policyholders' account	(145)	231
Attributed to shareholders' account	(218)	(121)
Change in net income attributed to shareholders	$ 212	$ 119